Expense Example	Jun. 08, 2026 USD ($)
CoinShares Bitcoin Volatility ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	378
CoinShares Bitcoin Volatility Leveraged ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
CoinShares Bitcoin Volatility Inverse ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	$ 340